SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of accounts receivable

	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Accounts receivable	6,699	6,440	961
Allowance for doubtful accounts	(1,145)	(1,396)	(208)
Balance at end of period	5,554	5,044	753

Schedule of movement in the allowances for doubtful debts

	For the Year
	Ended	For the Six Months
	December 31,	Ended June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Balance at beginning of period	304	1,145	171
Additional provision	841	251	37
Balance at end of period	1,145	1,396	208

Schedule of convertible loans measured at fair value on a recurring basis using significant unobservable inputs

	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Opening balance	2,232	27,859	4,159
New convertible loans issued	32,344	—	—
Conversion of accounts payable to convertible loan	4,534	—	—
Conversion of convertible loans	(20,110)	(27,739)	(4,141)
Loss on change in fair value of convertible loan	9,073	(139)	(21)
Other comprehensive income -foreign exchange translations	(214)	34	5
Total	27,859	15	2

Schedule of Disaggregation of revenue

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cancer screening and detection tests	9,240	3,736	558
Physical checkup packages	16	31	5
Technology service	—	1,239	185
Retail revenue	—	207	31
Total revenues	9,256	5,213	779